Note 17 - Shareholders' Equity - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-vested options granted (in shares)	155,000
Share-based Payment Arrangement, Option [Member]
Outstanding - number (in shares)	1,347,600	1,207,600	1,427,438
Outstanding - Weighted average exercise price (in EUR per share)	€ 2.61	€ 2.61	€ 2.94
Non-vested options granted (in shares)	155,000	165,000	260,000
Granted - Weighted average exercise price (in EUR per share)	€ 3.90	€ 2.65	€ 2.39
Exercised - number (in shares)	(143,700)		(60,000)
Exercised - Weighted average exercise price (in EUR per share)	€ 2.16		€ 1.91
Forfeited - number (in shares)	(85,000)	(25,000)	(134,750)
Forfeited - Weighted average exercise price (in EUR per share)	€ 1.94	€ 3.05	€ 3.09
Expired - number (in shares)			(285,088)
Expired - Weighted average exercise price (in EUR per share)			€ 3.99
Outstanding - number (in shares)	1,273,900	1,347,600	1,207,600
Outstanding - Weighted average exercise price (in EUR per share)	€ 2.78	€ 2.61	€ 2.61
Exercisable - number (in shares)	818,900	772,600	598,850
Exercisable - Weighted average exercise price (in EUR per share)	€ 2.60	€ 2.44	€ 2.29
Share purchase options available for grant - number (in shares)	250,428	250,428	250,428